Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Schedule of other current liabilities
	June 30,	December 31,
	2022	2021
Employees and related expenses	$451,668	$191,004
Provision for warranty	18,445	20,758
Accrued expenses	-	533,673
Current maturities of operating leases	136,447	-
Government Authorities	-	45,603
	$606,560	$791,038